Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION [Abstract]
Beginning balance	$ 211,848	$ 212,859	$ 200,228
Increases/(decrease) related to prior year tax positions	(199,018)	(820)	12,850
Foreign currency translation adjustment	291	(191)	(219)
Ending balance	$ 13,121	$ 211,848	$ 212,859